SUBMISSION TYPE				13F-HR/A
                             Form 13F Holdings Report
PERIOD					06/30/08
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [ X ]; Amendment Number 1
This Amendment (check only one.):	[ X ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 07/31/08

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$389,621 (in thousands)

List of Other Included Managers:
NONE

                                                      Form 13F Information Table
                        Title of            Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADMINISTAFF INC COM     COM    007094105           182   6510SH       sole             6325         185
AFLAC INC COM           COM    001055102         10499 167176SH       sole           165196        1980
ALLIANT TECHSYSTEMS INC COM    018804104           151   1485SH       sole             1425          60
ANHEUSER BUSCH COS INC  COM    035229103         20541 330673SH       sole           327038        3635
ANNALY CAP MGMT INC COM COM    035710409         11409 735619SH       sole           727644        7975
BP PLC SPONSORED ADR    COM    055622104         12789 183834SH       sole           181859        1975
CADBURY PLC SPONS ADR   COM    12721E102          5841 116079SH       sole           114631        1448
CHEVRON CORP NEW COM    COM    166764100          9313  93950SH       sole            92875        1075
CHUBB CORP              COM    171232101          8879 181163SH       sole           179163        2000
CIMAREX ENERGY CO COM   COM    171798101         18255 262019SH       sole           259144        2875
COMERICA INC COM        COM    200340107          5409 211055SH       sole           208900        2155
CONOCOPHILLIPS COM      COM    20825C104          2053  21752SH       sole            21572         180
CONSOLIDATED EDISON INC COM     209115104        12501 319805SH       sole           316355        3450
COOPER COS INC COM NEW  COM    216648402           202   5435SH       sole             5285         150
CURRENCYSHS JAPANESE YENCOM    23130A102           579   6165SH       sole             6165           0
DELL INC COM            COM    24702R101          7686 351278SH       sole           347888        3390
DR PEPPER SNAPPLE GROUP COM    26138E109         12061 574883SH       sole           568712        6171
DUKE REALTY CORP COM NEWCOM    264411505          6333 282100SH       sole           279020        3080
EBAY INC COM            COM    278642103         10145 371204SH       sole           367274        3930
ENERGY EAST CORP COM    COM    29266M109           236   9545SH       sole             9195         350
EXXON MOBIL CORP COM    COM    30231G102          3092  35080SH       sole            35080           0
FEDERAL AGRIC MTG CORP CCOM    313148306           116   4685SH       sole             4470         215
GANNETT INC DEL         COM    364730101          9323 430231SH       sole           425851        4380
GENERAL ELEC CO         COM    369604103          9572 358650SH       sole           354990        3660
GENERAL MLS INC COM     COM    370334104           216   3560SH       sole             3430         130
HEINZ H J CO COM        COM    423074103           185   3870SH       sole             3740         130
HERSHEY FOODS CORP      COM    427866108         16312 497625SH       sole           492300        5325
HONDA MTR LTD 10 ORD    COM    438128308           153   4490SH       sole             4490           0
IMS HEALTH INC COM      COM    449934108          7957 341523SH       sole           337878        3645
KEYCORP NEW COM         COM    493267108          5982 544780SH       sole           538900        5880
KIMBERLY CLARK CORP COM COM    494368103         12206 204184SH       sole           202059        2125
LEE ENTERPRISES INC COM COM    523768109          2317 580704SH       sole           574074        6630
LILLY, ELI AND COMPANY  COM    532457108          9995 216527SH       sole           214287        2240
LINEAR TECHNOLOGY CORP CCOM    535678106           195   5995SH       sole             5800         195
MEDTRONIC INC COM       COM    585055106         13441 259730SH       sole           256985        2745
MICROSOFT               COM    594918104         15557 565489SH       sole           559774        5715
NABORS INDUSTRIES LTD SHCOM    G6359F103         14008 284549SH       sole           281439        3110
NEWMONT MNG CORP        COM    651639106         13619 261110SH       sole           258295        2815
NORTHROP GRUMMAN CORP COCOM    666807102         11372 169980SH       sole           167910        2070
NTT DOCOMO INC SPONS ADRCOM    62942M201         10099 691738SH       sole           684778        6960
OFFICE DEPOT INC COM    COM    676220106          7124 651210SH       sole           644250        6960
QUEST DIAGNOSTICS INC COCOM    74834L100         12774 263545SH       sole           260670        2875
SLM CORP COM            COM    78442P106         16110 832533SH       sole           823678        8855
SPDR GOLD TRUST GOLD SHSCOM    78463V107           423   4625SH       sole             4625           0
STATE AUTO FINL CORP COMCOM    855707105           122   5080SH       sole             4900         180
SYMANTEC CORP COM       COM    871503108          9358 483637SH       sole           478287        5350
TORCHMARK CORP COM      COM    891027104          8124 138509SH       sole           136959        1550
TRAVELERS COMPANIES INC COM    89417E109          9984 230056SH       sole           227491        2565
UNILEVER NV N Y SHS NEW COM    904784709           746  26280SH       sole            26170         110
WAL MART STORES INC     COM    931142103         13749 244647SH       sole           242047        2600
WYETH COM               COM    983024100           326   6800SH       sole             6800           0
                                              389,621